CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net revenues
Total net revenues	¥ 8,761,318	¥ 8,721,175	¥ 8,315,236
Cost of revenues	(7,250,847)	(7,268,741)	(6,997,566)
Operating expenses
Fulfillment	(391,687)	(438,959)	(467,384)
Sales and marketing	(641,519)	(700,791)	(683,206)
Research and development	(169,496)	(175,915)	(240,534)
General and administrative	(646,539)	(535,493)	(612,252)
Loss from operations	(338,770)	(398,724)	(685,706)
Interest and investment income	64,246	53,703	14,559
Interest expense	(19,003)	(19,343)	(94,182)
Others, net	26,497	59,659	33,737
Loss before income tax	(267,030)	(304,705)	(731,592)
Income tax benefits/(expenses)	(1,013)	(195)	471
Net loss	(268,043)	(304,900)	(731,121)
Less: net income/(loss) attributable to non-controlling interests		(393)	333
Less: net income/(loss) attributable to redeemable non-controlling interests		(193)	4,227
Net loss attributable to ZKH Group Limited	(268,043)	(304,314)	(735,681)
Accretion of convertible redeemable preferred shares		(660,070)	(509,281)
Net loss attributable to ZKH Group Limited's ordinary shareholders	(268,043)	(964,384)	(1,244,962)
Net loss	(268,043)	(304,900)	(731,121)
Other comprehensive (loss)/income:
Foreign currency translation adjustments	29,918	26,756	(50,980)
Total comprehensive loss	(238,125)	(278,144)	(782,101)
Less: comprehensive income/(loss) attributable to non-controlling interests		(393)	333
Less: comprehensive income/(loss) attributable to redeemable non-controlling interests		(193)	4,227
Comprehensive loss attributable to ZKH Group Limited	(238,125)	(277,558)	(786,661)
Total comprehensive loss attributable to ZKH Group Limited's ordinary shareholders	¥ (238,125)	¥ (937,628)	¥ (1,295,942)
Net loss per share
Basic	¥ (0.05)	¥ (0.63)	¥ (0.94)
Diluted	¥ (0.05)	¥ (0.63)	¥ (0.94)
Weighted average number of shares
Basic	5,736,262,553	1,528,540,765	1,325,036,140
Diluted	5,736,262,553	1,528,540,765	1,325,036,140
ADS
Net loss per share
Basic	¥ (1.64)	¥ (22.08)	¥ (32.88)
Diluted	¥ (1.64)	¥ (22.08)	¥ (32.88)
Weighted average number of shares
Basic	163,893,216	43,672,593	37,858,175
Diluted	163,893,216	43,672,593	37,858,175
Net product revenues
Net revenues
Total net revenues	¥ 8,449,468	¥ 8,341,603	¥ 8,086,920
Net service revenues
Net revenues
Total net revenues	244,707	307,412	179,508
Other revenues
Net revenues
Total net revenues	¥ 67,143	¥ 72,160	¥ 48,808